Tax situation - Effective income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax Explanatory
Profit before income tax	$ (43,535)	$ 27,033	$ 92,667
Income tax rate	29.50%	32.00%	32.00%
Expected income tax expense	$ 25,766	$ (22,462)	$ (12,796)
Others	(9,958)	(3,466)	(16,549)
Tax expense (income), continuing operations	25,590	(26,879)	(17,888)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Profit before income tax	$ 688,451	$ 444,880	$ 835,924
Income tax rate	32.00%	32.00%	32.00%
Expected income tax expense	$ 220,304	$ 142,362	$ 267,496
Non - deductible expenses	28,181	25,352	25,217
Royalty case	0	143,728	(12,029)
Uncertain tax positions - IFRIC 23	20,767	0	0
Special mining tax and mining royalties	(15,660)	(25,165)	(21,704)
Special mining burden (GEM)	0	(22,334)	0
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 31.18%)	(2,746)	(1,958)	(1,632)
Income tax true - ups	(10,255)	(10,312)	10,210
Others	7,620	4,896	(4,125)
Current and deferred income tax charges to results	248,211	256,569	263,433
Mining taxes charged to results	48,036	65,055	213,280
Supplementary retirement fund charged to results	1,827	3,546	9,330
Tax expense (income), continuing operations	$ 298,074	$ 325,170	$ 486,043
Effective income tax	43.30%	73.09%	58.14%